OTHER REQUIRED DISCLOSURES (Financial Debt Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	$ (1,271,014)	$ (1,738,659)
Cash flows	330,770	528,654
Reclassifications	0	0
Acquisitions - finance leases	(14,556)	(13,666)
Acquisition of business (note 3)	(1,250,076)
Foreign exchange adjustments	(31,981)	31,837
Other non cash movements	(150,644)	(79,180)
Liabilities arising from financing activities, ending balance	(2,387,501)	(1,271,014)
Finance lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	(239,149)	(259,621)
Cash flows	69,683	61,015
Reclassifications	0	0
Acquisitions - finance leases	(14,556)	(13,666)
Acquisition of business (note 3)	(25,677)
Foreign exchange adjustments	(4,049)	5,686
Other non cash movements	(27,339)	(32,563)
Liabilities arising from financing activities, ending balance	(241,087)	(239,149)
Short term borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	(499,164)	(822,573)
Cash flows	248,587	467,014
Reclassifications	(511,723)	(124,140)
Acquisitions - finance leases	0	0
Acquisition of business (note 3)	(26,558)
Foreign exchange adjustments	(30,199)	26,093
Other non cash movements	(121,396)	(45,558)
Liabilities arising from financing activities, ending balance	(940,453)	(499,164)
Long term borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	(532,701)	(656,465)
Cash flows	12,500	625
Reclassifications	511,723	124,140
Acquisitions - finance leases	0	0
Acquisition of business (note 3)	(1,197,841)
Foreign exchange adjustments	2,267	58
Other non cash movements	(1,909)	(1,059)
Liabilities arising from financing activities, ending balance	$ (1,205,961)	$ (532,701)